Warrant Liabilities - Schedule of Warrant Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Public Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning	$ 852,821	$ 1,051,151	$ 1,051,151	$ 1,388,313
Changes in fair value	39,666	(118,999)	(198,330)	(337,162)
Balance at ending	892,487	932,152	852,821	1,051,151
Sponsor Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning	277,347	341,846	341,846	451,495
Changes in fair value	12,900	(38,699)	(64,499)	(109,649)
Balance at ending	290,247	303,147	277,347	341,846
Total [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning	1,130,168	1,392,997	1,392,997	1,839,808
Changes in fair value	52,566	(157,698)	(262,829)	(446,811)
Balance at ending	$ 1,182,734	$ 1,235,299	$ 1,130,168	$ 1,392,997